UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10387
Tax Managed Value Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Tax-Managed Value Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace and Defense — 2.7%
General Dynamics Corp.	125,000	$12,906,250
Northrop Grumman Corp.	200,000	10,376,000
		$23,282,250

Auto Parts and Equipment — 1.1%
BorgWarner, Inc.	175,000	9,395,750
		$9,395,750

Banks - Regional — 11.3%
Bank of America Corp.	450,000	20,866,500
Marshall and Ilsley Corp.	100,000	4,281,000
National City Corp.	400,000	14,220,000
TCF Financial Corp.	300,000	8,433,000
U.S. Bancorp	125,000	3,756,250
Wachovia Corp.	425,000	23,311,250
Washington Mutual, Inc.	100,000	4,035,000
Wells Fargo & Co.	275,000	16,857,500
		$95,760,500

Beverages — 0.6%
Anheuser-Busch Cos., Inc.	100,000	4,918,000
		$4,918,000

Building Products — 1.0%
Masco Corp.	225,000	8,280,000
		$8,280,000

Chemicals — 1.3%
Air Products and Chemicals, Inc.	190,000	11,192,900
		$11,192,900

Communications Services — 3.5%
CenturyTel, Inc.	300,000	9,780,000
Sprint Corp.	300,000	7,149,000
Verizon Communications, Inc.	350,000	12,456,500
		$29,385,500

Computers and Business Equipment — 3.5%
Diebold, Inc.	100,000	$5,384,000
Hewlett-Packard Co.	150,000	2,938,500
International Business Machines Corp.	160,000	14,947,200
NCR Corp. (1)	200,000	6,836,000
		$30,105,700

Conglomerates — 1.5%
Tyco International Ltd. (2)	350,000	12,649,000
		$12,649,000

Consumer Services — 0.6%
Cendant Corp.	200,000	4,710,000
		$4,710,000

Diversified Manufacturing — 2.0%
Cooper Industries Ltd., Class A	125,000	8,687,500
Eaton Corp.	125,000	8,498,750
		$17,186,250

Electric Utilities — 6.1%
Dominion Resources, Inc.	175,000	12,141,500
Entergy Corp.	176,000	12,235,520
Exelon Corp.	400,000	17,700,000
FPL Group, Inc.	125,000	9,580,000
		$51,657,020

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (1)	175,000	3,869,250
Flextronics International Ltd. (1) (2)	250,000	3,537,500
		$7,406,750

Electronics - Semiconductors and Related — 0.5%
Applied Materials, Inc. (1)	250,000	3,975,000
		$3,975,000

Financial Services — 6.9%
Citigroup, Inc.	375,000	18,393,750
Countrywide Financial Corp.	500,000	18,500,000
Freddie Mac	100,000	6,529,000
J.P.Morgan Chase & Co.	400,000	14,932,000
		$58,354,750

Foods — 2.3%
Nestle SA (2)	50,000	$13,134,462
Sara Lee Corp.	275,000	6,457,000
		$19,591,462

Health Care Services — 1.8%
Caremark Rx, Inc. (1)	175,000	6,842,500
Medco Health Solutions, Inc. (1)	200,000	8,514,000
		$15,356,500

Home Builders — 1.5%
Lennar Corp., Class A	225,000	12,705,750
		$12,705,750

Household Products — 1.2%
Kimberly-Clark Corp.	150,000	9,826,500
		$9,826,500

Information Technology and Management Consulting — 0.5%
Accenture Ltd., Class A (1) (2)	175,000	4,558,750
		$4,558,750

Insurance — 5.3%
Allstate Corp. (The)	150,000	7,566,000
MetLife, Inc.	450,000	17,887,500
Progressive Corp.	100,000	8,365,000
XL Capital Ltd., Class A (2)	150,000	11,217,000
		$45,035,500

Investment Services — 4.5%
Franklin Resources, Inc.	75,000	5,089,500
Goldman Sachs Group, Inc.	150,000	16,177,500
Merrill Lynch & Co., Inc.	150,000	9,010,500
Morgan Stanley	135,000	7,554,600
		$37,832,100

Machinery — 2.3%
Caterpillar, Inc.	100,000	8,910,000
Deere & Co.	150,000	10,414,500
		$19,324,500

Media — 2.3%
Time Warner, Inc. (1)	675,000	12,150,000
Viacom, Inc., Class B	200,000	7,468,000
		$19,618,000

Medical - Drugs — 1.9%
Wyeth	400,000	$15,852,000
		$15,852,000

Metals - Industrial — 2.7%
Alcoa, Inc.	325,000	9,590,750
Peabody Energy Corp.	72,500	6,144,375
Phelps Dodge Corp.	75,000	7,222,500
		$22,957,625

Oil and Gas - Equipment and Services — 1.1%
GlobalSantaFe Corp.	150,000	5,304,000
Transocean Sedco Forex, Inc. (1)	100,000	4,400,000
		$9,704,000

Oil and Gas - Exploration and Production — 2.3%
Apache Corp.	200,000	10,884,000
Burlington Resources, Inc.	200,000	8,742,000
		$19,626,000

Oil and Gas - Integrated — 9.9%
ChevronTexaco Corp.	350,000	19,040,000
ConocoPhillips	225,000	20,877,750
Exxon Mobil Corp.	350,000	18,060,000
Marathon Oil Corp.	150,000	5,809,500
Occidental Petroleum Corp.	340,000	19,849,200
		$83,636,450

Oil and Gas - Refinery — 1.2%
Valero Energy Corp.	200,000	10,406,000
		$10,406,000

Paper and Forest Products — 1.7%
Weyerhaeuser Co.	225,000	14,040,000
		$14,040,000

Publishing — 0.9%
Gannett Co., Inc.	100,000	8,004,000
		$8,004,000

REITS — 2.7%
AMB Property Corp.	110,000	$4,095,300
AvalonBay Communities, Inc.	75,000	5,019,000
General Growth Properties, Inc.	150,000	4,765,500
Public Storage, Inc.	75,000	3,938,250
Vornado Realty Trust	75,000	5,185,500
		$23,003,550

Restaurants — 1.1%
McDonald’s Corp.	300,000	9,717,000
		$9,717,000

Retail - Food and Drug — 0.5%
CVS Corp.	100,000	4,635,000
		$4,635,000

Retail - General — 1.1%
J.C. Penney Company, Inc.	225,000	9,612,000
		$9,612,000

Retail - Home Improvement — 1.3%
Home Depot, Inc. (The)	275,000	11,346,500
		$11,346,500

Retail - Specialty and Apparel — 0.9%
Target Corporation	75,000	3,807,750
TJX Companies, Inc.	150,000	3,756,000
		$7,563,750

Tobacco — 1.9%
Altria Group, Inc.	250,000	15,957,500
		$15,957,500

Transport - Services — 0.7%
FedEx Corp.	65,500	6,265,075
		$6,265,075

Transportation — 1.4%
Burlington Northern Santa Fe Corp.	250,000	12,045,000
		$12,045,000

Total Common Stocks
(identified cost $605,329,617)		$836,479,882

Short-Term Investments — 0.7%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Time Deposit, 2.50%, 2/1/05	$5,611	$5,611,000

Total Short-Term Investments
(at amortized cost, $5,611,000)		$5,611,000

Total Investments — 99.2%
(identified cost $610,940,617)		$842,090,882

Other Assets, Less Liabilities — 0.8%		$7,125,925

Net Assets — 100.0%		$849,216,807

(1)                                  Non-income producing security.

(2)                                  Foreign security.

The Portfolio did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$610,940,617
Gross unrealized appreciation	$232,112,035
Gross unrealized depreciation	(961,770)
Net unrealized appreciation	$231,150,265

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	March 17, 2005